Accounts Receivable	3 Months Ended
Mar. 31, 2019
Successor [Member]
Accounts Receivable

5. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in thousands):

	March 31, 2019	December 31, 2018
Trade receivables	$85,880	$63,329
Less: allowance for doubtful accounts	(760)	(693)
Total	$85,120	$62,636

Trade receivables relate to the sale of services, for which credit is extended based on our evaluation of the customer’s credit-worthiness. The gross contractual amounts of trade receivables at March 31, 2019 and December 31, 2018 were $91.7 million and $69.1 million, respectively. Movement in the allowance for doubtful accounts is as follows (in thousands):

	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018
	Successor (NESR)	Predecessor (NPS)
Allowance for doubtful accounts at beginning of period	(693)	(4,106)
Add: additional allowance for the year	(137)	(203)
Less: bad debt expense	70	-
Allowance for doubtful accounts at end of period	(760)	(4,309)